Schedule of Weighted Average Remaining Term and Discount Rate (Details) - EUDA Health Limited [Member]	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating lease term	10 months 13 days	9 months	1 year 3 months	3 months
Finance lease term	2 years 3 months	2 years 6 months	3 years	4 years
Operating lease, percentage	5.25%	5.25%	5.25%	5.25%
Finance lease, percentage	5.25%	5.25%	5.25%	5.25%